Interest in subsidiary (Detail) - Rakita Financial Results - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Statement Line Items [Line Items]
Net loss and comprehensive loss attributable to non-controlling interest	$ (1,200)	$ 3,175	$ 3,922	$ (20,717)
Rakita [Member]
Statement Line Items [Line Items]
Net loss and comprehensive loss	(3,202)	(9,957)	(8,790)	(32,369)
Net loss and comprehensive loss attributable to non-controlling interest	$ (4)	$ (4,517)	$ (473)	$ (13,212)